UNSECURED BORROWINGS, Redemption Prices (Details) - Unsecured Borrowings [Member] - 2024 Notes [Member] $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Unsecured Borrowings [Abstract]
Period of default for payment of interest	30 days
Period of default after receipt of written notice to comply with agreements under indenture	60 days
Percentage of aggregate principal amount held by holders	25.00%
Obligations in default constituting event of default	$ 50.0
Period to pay final judgments after judgment becomes final	60 days
Twelve Month Period Commencing October 15, 2020 [Member]
Unsecured Borrowings [Abstract]
Redemption price percentage	102.625%
Twelve Month Period Commencing October 15, 2021 [Member]
Unsecured Borrowings [Abstract]
Redemption price percentage	101.313%
Twelve Month Period Commencing October 15, 2022 and Thereafter [Member]
Unsecured Borrowings [Abstract]
Redemption price percentage	100.00%